UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07943

Nuveen Multistate Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme—Vice President and Secretary

901 Marquette Avenue, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: May 31

Date of reporting period: February 28, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Georgia Municipal Bond Fund
Portfolio of Investments	February 28, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS–99.8%
	MUNICIPAL BONDS–99.8%
	Education and Civic Organizations–6.7%
$ 1,000	Fulton County Development Authority, Georgia, General Revenue Bonds, Spelman College, Refunding Series 2015, 5.000%, 6/01/32	6/25 at 100.00	A1	$1,124,270
1,375	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Foundation Technology Square Project, Refunding Series 2012A, 5.000%, 11/01/31	5/22 at 100.00	AA+	1,547,507
2,000	Fulton County Development Authority, Georgia, Revenue Bonds, Robert W. Woodruff Arts Center, Inc. Project, Refunding Series 2015A, 5.000%, 3/15/36	3/26 at 100.00	A2	2,222,700
75	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Refunding Series 2012C, 5.250%, 10/01/27	10/22 at 100.00	Baa2	82,280
3,400	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012A, 5.000%, 10/01/32	10/21 at 100.00	Baa2	3,632,356
605	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012B, 5.000%, 10/01/24	No Opt. Call	Baa2	685,489
2,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Savannah College of Art & Design Projects, Series 2014, 5.000%, 4/01/44	4/24 at 100.00	Baa1	2,128,720
10,455	Total Education and Civic Organizations			11,423,322
	Health Care–9.8%
3,270	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998, 5.375%, 12/01/28	6/17 at 100.00	D	1,536,900
2,275	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 2016, 6.500%, 4/30/17	No Opt. Call	N/R	2,272,224
2,355	Development Authority of Fulton County Revenue Bonds, Georgia, Piedmont Healthcare, Inc. Project, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	AA-	2,596,788
705	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2010B, 5.250%, 2/15/45	2/20 at 100.00	AA-	753,793
2,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2017B, 5.250%, 2/15/45	2/27 at 100.00	AA	2,270,640
1,380	Greene County Development Authority, Georgia, Health System Revenue Bonds, Catholic Health East Issue, Series 2012, 5.000%, 11/15/37	No Opt. Call	AA-	1,505,704
1,250	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett Hospital System Inc. Project, Series 2004B, 5.000%, 10/01/29	5/17 at 100.00	Aa1	1,254,638
2,025	Macon-Bibb County Hospital Authority, Georgia, Revenue Anticipation Certificates, Medical Center of Central Georgia Inc., Series 2009, 5.000%, 8/01/35	8/19 at 100.00	AA-	2,145,812
NUVEEN      1

Nuveen Georgia Municipal Bond Fund (continued)
Portfolio of Investments	February 28, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 2,250	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center, Series 2007, 5.000%, 10/01/33	10/17 at 100.00	A2	$ 2,280,645
17,510	Total Health Care			16,617,144
	Materials–0.6%
1,000	Savannah Economic Development Authority, Georgia, Pollution Control Revenue Bonds, Union Camp Corporation, Series 1995, 6.150%, 3/01/17	No Opt. Call	Baa2	1,000,290
	Tax Obligation/General–21.6%
2,000	Carroll City-County Hospital Authority, Georgia, Revenue Anticipation Certificates Tanner Medical Center, Inc. Project, Series 2015, 5.000%, 7/01/41	7/25 at 100.00	AA	2,218,380
2,000	Carrollton Independent School System, Carroll County, Georgia, General Obligation Bonds, Series 2015, 5.000%, 4/01/32	4/26 at 100.00	AA+	2,323,080
1,000	Chatham County Hospital Authority, Georgia, Seven Mill Tax Pledge Refunding and Improvement Revenue Bonds, Memorial Health University Medical Center, Inc., Series 2012A, 5.000%, 1/01/31	1/22 at 100.00	AA	1,113,300
1,500	Cherokee County Resource Recovery Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Ball Ground Recycling LLC Project, Series 2007A, 5.000%, 7/01/37 – AMBAC Insured (Alternative Minimum Tax)	7/17 at 100.00	AA+	1,515,705
	Decatur, Georgia, General Obligation Bonds, City Schools of Decatur Projects, Series 2016:
1,190	5.000%, 8/01/27	8/25 at 100.00	AA+	1,428,655
1,595	5.000%, 8/01/28	8/25 at 100.00	AA+	1,903,553
	East Point Building Authority, Georgia, Revenue Bonds, Water & Sewer Project Series 2006A:
1,000	5.000%, 2/01/30 – SYNCORA GTY Insured	5/17 at 100.00	N/R	1,001,070
3,000	5.000%, 2/01/34 – SYNCORA GTY Insured	5/17 at 100.00	N/R	3,002,760
1,400	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical Center, Series 2016, 4.000%, 7/01/39	7/26 at 100.00	Aa2	1,439,550
2,000	Forsyth County, Georgia, General Obligation Bonds, Series 2015A, 5.000%, 3/01/35	3/25 at 100.00	AAA	2,309,040
1,980	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2014A, 5.500%, 8/15/54	2/25 at 100.00	AA	2,285,732
1,000	Habersham County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series 2014B, 5.000%, 2/01/37	No Opt. Call	Aa3	1,101,200
5,270	La Grange-Troup County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series 2008A, 5.500%, 7/01/38	7/18 at 100.00	Aa2	5,518,586
	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
188	5.500%, 7/15/23	7/21 at 100.00	N/R	187,965
374	5.500%, 7/15/30	7/21 at 100.00	N/R	372,997
410	5.500%, 1/15/36	7/21 at 100.00	N/R	409,198
4,500	Sandy Springs Public Facilities Authority, Georgia, Revenue Bonds, Sandy Springs City Center Project, Series 2015, 5.000%, 5/01/47	5/26 at 100.00	Aaa	5,124,060
1,000	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center Project, Series 2011B, 5.000%, 10/01/41	10/21 at 100.00	Aa2	1,082,040
2      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 2,000	Vidalia School District, Toombs County, Georgia, General Obligation Bonds, Series 2016, 5.000%, 8/01/37	2/26 at 100.00	Aa1	$ 2,285,880
33,407	Total Tax Obligation/General			36,622,751
	Tax Obligation/Limited–8.4%
2,500	Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown Atlanta Stadium Project, Senior Lien Series 2015A-1, 5.250%, 7/01/44	7/25 at 100.00	Aa3	2,852,850
3,200	Atlanta Downtown Development Authority, Georgia, Revenue Bonds, Downtown Parking Deck, Series 2006A, 5.000%, 12/01/31 – NPFG Insured	5/17 at 100.00	AA+	3,209,632
	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Refunding Series 2007:
610	5.250%, 12/01/22 – AGC Insured	12/17 at 100.00	AA	626,787
1,420	5.000%, 12/01/23 – AGC Insured	12/17 at 100.00	AA	1,455,216
595	Atlanta, Georgia, Tax Allocation Bonds, Perry Bolton Project Series 2014, 5.000%, 7/01/34	7/23 at 100.00	A-	644,986
	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Refunding Series 1993:
105	5.500%, 10/01/18 – NPFG Insured	No Opt. Call	AA-	107,762
155	5.625%, 10/01/26 – NPFG Insured	10/19 at 100.00	AA-	176,636
200	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Refunding Series 2005, 5.500%, 10/01/26 – NPFG Insured	No Opt. Call	AA-	232,506
	East Point, Georgia, Tax Allocation Revenue Bonds, Camp Creek Tad Project, Series 2015:
500	5.000%, 8/01/20	No Opt. Call	BBB+	543,430
280	5.000%, 8/01/21	No Opt. Call	BBB+	308,588
825	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Refunding Series 1992N, 6.250%, 7/01/18	No Opt. Call	AAA	859,749
2,000	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Third Indenture, Series 2015B, 5.000%, 7/01/41	7/26 at 100.00	AA+	2,285,160
810	Tift County Hospital Authority, Georgia, Revenue Anticipation Certificates Series 2012, 5.000%, 12/01/38	No Opt. Call	Aa2	898,671
13,200	Total Tax Obligation/Limited			14,201,973
	Transportation–4.7%
2,000	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2012B, 5.000%, 1/01/31	No Opt. Call	AA-	2,223,720
	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Refunding Subordinate Lien Series 2014A:
2,425	5.000%, 1/01/32	1/24 at 100.00	AA-	2,774,467
2,000	5.000%, 1/01/33	1/24 at 100.00	AA-	2,278,840
NUVEEN      3

Nuveen Georgia Municipal Bond Fund (continued)
Portfolio of Investments	February 28, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Augusta, Georgia, Airport Revenue Bonds, Refunding General Series 2015A:
$ 160	5.000%, 1/01/32	1/25 at 100.00	BBB	$172,682
170	5.000%, 1/01/33	1/25 at 100.00	BBB	182,639
100	5.000%, 1/01/34	1/25 at 100.00	BBB	107,016
150	5.000%, 1/01/35	1/25 at 100.00	BBB	159,795
7,005	Total Transportation			7,899,159
	U.S. Guaranteed–22.5% (4)
1,000	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus Housing LLC Project, Series 2009, 5.250%, 6/15/35 (Pre-refunded 6/17/19)	6/19 at 100.00	Aa2 (4)	1,095,440
1,000	Atlanta Development Authority, Georgia, Educational Facilities Revenue Bonds, Science Park LLC Project, Series 2007, 5.000%, 7/01/39 (Pre-refunded 7/01/17)	7/17 at 100.00	Aa3 (4)	1,014,920
2,500	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008B. Remarketed, 7.375%, 1/01/31 (Pre-refunded 1/01/19)	1/19 at 100.00	A2 (4)	2,789,075
115	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008C. Remarketed, 7.500%, 1/01/31 (Pre-refunded 1/01/19)	1/19 at 100.00	A2 (4)	127,504
285	Brunswick, Georgia, Water and Sewerage Revenue Bonds, Refunding & Improvement Series 1992, 6.100%, 10/01/19 – NPFG Insured (ETM)	No Opt. Call	AA- (4)	305,181
800	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2001, 5.000%, 8/01/35 (Pre-refunded 8/01/18) – AGM Insured	8/18 at 100.00	AA (4)	847,000
1,400	Clarke County Hospital Authority, Georgia, Hospital Revenue Certificates, Athens Regional Medical Center, Series 2012, 5.000%, 1/01/32 (Pre-refunded 1/01/22)	1/22 at 100.00	Aa1 (4)	1,628,690
3,615	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, KSU Village II Real Estate Foundation LLC Project, Senior Series 2007A, 5.250%, 7/15/38 (Pre-refunded 7/15/17) – AMBAC Insured	7/17 at 100.00	N/R (4)	3,677,395
	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2007:
1,100	5.000%, 6/01/32 (Pre-refunded 6/01/18)	6/18 at 100.00	Aa2 (4)	1,157,431
510	5.000%, 6/01/37 (Pre-refunded 6/01/18)	6/18 at 100.00	N/R (4)	536,627
3,250	5.000%, 6/01/37 (Pre-refunded 6/01/18)	6/18 at 100.00	Aa2 (4)	3,419,683
	Douglas County School District, Georgia, General Obligation Bonds, Series 2007:
605	5.000%, 4/01/25 (Pre-refunded 4/01/17) – AGM Insured	4/17 at 100.00	Aa1 (4)	607,432
1,395	5.000%, 4/01/25 (Pre-refunded 4/01/17) – AGM Insured	4/17 at 100.00	AA+ (4)	1,400,608
1,775	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewerage Revenue Bonds, Series 2007, 5.000%, 6/01/37 (Pre-refunded 6/01/17) – NPFG Insured	6/17 at 100.00	AA- (4)	1,794,951
2,260	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2007, 5.000%, 4/01/37 (Pre-refunded 4/01/17) – AGM Insured	4/17 at 100.00	AAA	2,269,176
2,295	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2010B, 5.250%, 2/15/45 (Pre-refunded 2/15/20)	2/20 at 100.00	N/R (4)	2,563,790
600	Georgia State, General Obligation Bonds, Series 2007E, 5.000%, 8/01/24 (Pre-refunded 8/01/17)	8/17 at 100.00	AAA	611,160
5,100	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2008, 5.000%, 2/01/36 (Pre-refunded 2/01/18) (UB)	2/18 at 100.00	AAA	5,298,900
4      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
$ 1,690	Gwinnett County School District, Georgia, General Obligation Bonds, Tender Option Bond Trust 2015-XF0089, 12.182%, 2/01/36 (Pre-refunded 2/01/18) (IF)	2/18 at 100.00	AAA	$1,884,992
	Houston County Hospital Authority, Georgia, Revenue Bonds, Houston Healthcare Project, Series 2007:
2,500	5.250%, 10/01/35 (Pre-refunded 10/01/17)	10/17 at 100.00	A+ (4)	2,567,175
2,000	5.250%, 10/01/42 (Pre-refunded 10/01/17)	10/17 at 100.00	A+ (4)	2,053,740
100	Unified Government of Athens-Clarke County, Georgia, Water and Sewerage Revenue Bonds, Series 2008, 5.625%, 1/01/33 (Pre-refunded 1/01/19)	1/19 at 100.00	Aa1 (4)	108,513
	Walton County Water and Sewerage Authority, Georgia, Revenue Bonds, Oconee-Hard Creek Reservoir Project, Series 2008:
300	5.000%, 2/01/38 (Pre-refunded 2/01/18) – AGM Insured	2/18 at 100.00	A2 (4)	311,673
165	5.000%, 2/01/38 (Pre-refunded 2/01/18) – AGM Insured	2/18 at 100.00	A2 (4)	171,372
36,360	Total U.S. Guaranteed			38,242,428
	Utilities–11.5%
2,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 2012GG, 5.000%, 1/01/43	1/23 at 100.00	A+	2,189,240
1,005	Georgia Municipal Electric Authority, Project One Revenue Bonds, Subordinated Series 2007A-2, 5.000%, 1/01/26	5/17 at 100.00	AA-	1,008,507
1,200	Griffin, Georgia, Combined Public Utility Revenue Bonds, Refunding Series 2012, 5.000%, 1/01/28 – AGM Insured	No Opt. Call	AA	1,346,808
	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B:
890	5.000%, 3/15/19	No Opt. Call	A	941,994
500	5.000%, 3/15/21	No Opt. Call	A	548,430
2,315	5.000%, 3/15/22	No Opt. Call	A	2,568,099
	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A:
1,000	5.000%, 3/15/18	No Opt. Call	A+	1,035,050
360	5.500%, 9/15/23	No Opt. Call	A	417,074
2,630	5.500%, 9/15/27	No Opt. Call	A	3,134,039
100	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Series 2005A-2, 0.000%, 1/01/33 – FGIC Insured	5/17 at 41.16	AA-	40,806
3,500	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series 2015A, 0.000%, 1/01/32	No Opt. Call	A+	2,056,530
2,500	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series 2016A, 5.000%, 1/01/28	7/26 at 100.00	A+	2,947,000
1,150	Municipal Electric Authority of Georgia, Project One Subordinate Lien Revenue Bonds, Series 2008A, 5.250%, 1/01/21	No Opt. Call	A+	1,307,148
19,150	Total Utilities			19,540,725
	Water and Sewer–14.0%
2,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015, 5.000%, 11/01/40	5/25 at 100.00	AA-	2,261,680
2,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 – FGIC Insured	No Opt. Call	AA-	2,365,360
1,430	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Tender Option Bond Trust 2015-XF0234, 20.094%, 11/01/35 (IF)	5/25 at 100.00	Aa2	2,448,446
NUVEEN      5

Nuveen Georgia Municipal Bond Fund (continued)
Portfolio of Investments	February 28, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Refunding Series 2016:
$ 1,000	5.000%, 8/01/33	8/26 at 100.00	AA	$1,164,900
750	5.000%, 8/01/35	8/26 at 100.00	AA	865,680
500	Columbus, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2014A, 5.000%, 5/01/31	5/24 at 100.00	AA+	573,835
3,410	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2006B, 5.250%, 10/01/32 – AGM Insured	10/26 at 100.00	AA	4,124,361
2,500	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Second Resolution Series 2011A, 5.250%, 10/01/41	10/21 at 100.00	Aa3	2,829,175
1,000	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2013, 5.000%, 1/01/33	1/23 at 100.00	AA	1,122,920
2,000	Henry County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2012, 5.000%, 2/01/29	2/22 at 100.00	Aa2	2,258,500
1,000	South Fulton Municipal Regional Water and Sewer Authority, Georgia, Revenue Bonds, Refunding Series 2014, 5.000%, 1/01/31	1/24 at 100.00	AA	1,124,810
1,070	Walton County Water and Sewerage Authority, Georgia, Revenue Bonds, Oconee-Hard Creek Reservoir Project, Series 2016, 4.000%, 2/01/36	2/26 at 100.00	Aa2	1,109,857
	Walton County Water and Sewerage Authority, Georgia, Revenue Bonds, Walton-Hard Labor Creek Reservoir Project, Refunding Series 2016A:
540	5.000%, 2/01/36	2/26 at 100.00	Aa2	615,384
800	5.000%, 2/01/37	2/26 at 100.00	Aa2	909,680
20,000	Total Water and Sewer			23,774,588
$ 158,087	Total Long-Term Investments (cost $165,962,442)			169,322,380

Floating Rate Obligations–(2.0)%	(3,380,000)
Other Assets Less Liabilities–2.2%	3,714,229
Net Assets–100%	$169,656,609
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1–Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2–Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:
6      NUVEEN

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$169,322,380	$ —	$169,322,380
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of February 28, 2017, the cost of investments was $162,549,072.
Gross unrealized appreciation and gross unrealized depreciation of investments as of February 28, 2017, were as follows:
Gross unrealized:
Appreciation	$ 5,792,135
Depreciation	(2,398,981)
Net unrealized appreciation (depreciation) of investments	$ 3,393,154
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
NUVEEN      7

Nuveen Louisiana Municipal Bond Fund
Portfolio of Investments	February 28, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS–100.0%
	MUNICIPAL BONDS–100.0%
	Consumer Staples–5.3%
$ 300	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24	6/17 at 100.00	B-	$284,151
120	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.000%, 6/01/33	6/17 at 100.00	B-	120,002
500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B-	501,685
790	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32	6/17 at 100.00	N/R	789,882
960	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007, 4.625%, 6/01/21	6/17 at 100.00	N/R	960,634
315	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Turbo Term Series 2016A. Including 2016A-1, 2016A-2A and 2016A-2B, 5.000%, 6/01/51	6/26 at 100.00	N/R	323,530
2,665	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2013A, 5.250%, 5/15/35	5/23 at 100.00	A-	2,903,411
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
90	5.000%, 6/01/29	6/17 at 100.00	B	89,936
190	4.750%, 6/01/34	6/17 at 100.00	B-	182,077
1,160	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	No Opt. Call	N/R	1,185,137
7,090	Total Consumer Staples			7,340,445
	Education and Civic Organizations–14.6%
1,000	Calcasieu Parish Public Trust Authority, Louisiana, Student Lease Revenue Bonds, McNeese State University Student Housing-Cowboy Facilities, Inc. Project, Refunding Series 2011, 5.000%, 5/01/29 – AGM Insured	5/22 at 100.00	A2	1,093,000
1,500	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin' Cajun Facilities Inc. Housing & Parking Project, Series 2010, 5.250%, 10/01/30 – AGM Insured	10/20 at 100.00	AA	1,653,300
815	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin' Cajun Facilities Inc. Project, Refunding Series 2012, 5.000%, 10/01/27 – AGM Insured	10/22 at 100.00	AA	903,957
1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Louisiana Tech University Student Housing & Recreational Facilities/Innovative Student Facilities Inc. Project,, 5.000%, 10/01/34 – AGM Insured	10/25 at 100.00	AA	1,111,230
2,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Louisiana Tech University Student Housing/Innovative Student Facilities Inc. Project, Refunding Series 2013, 5.000%, 7/01/33	7/23 at 100.00	A3	2,209,900
1,220	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, McNeese State University Student Parking - Cowboy Facilities, Inc. Project, Series 2011, 4.875%, 3/01/42 – AGM Insured	3/22 at 100.00	A2	1,296,165
8      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 1,500	Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-Flagship Properties LLC - Louisiana State University Nicolson Gateway Project, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	A	$1,631,745
2,560	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Refunding Series 2007, 4.500%, 7/01/37 – CIFG Insured	7/17 at 100.00	AA	2,565,197
750	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	BBB	830,768
1,035	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation Project, Series 2011A, 8.000%, 12/15/41	12/21 at 100.00	N/R	1,147,266
3,000	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2011, 5.000%, 10/01/41	10/21 at 100.00	BBB+	3,152,850
1,500	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy Foundation Project, Series 2013A, 8.375%, 12/15/43	12/23 at 100.00	N/R	1,678,485
800	Louisiana Public Facilities Authority, Revenue Bonds, University of New Orleans Research and Technology Foundation, Inc.- Student Housing Project, Refunding Series 2014, 5.000%, 9/01/31 – AGM Insured	9/24 at 100.00	AA	908,576
18,680	Total Education and Civic Organizations			20,182,439
	Energy–0.9%
1,210	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory Put 6/01/22)	No Opt. Call	BBB	1,269,496
	Financials–0.9%
1,000	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue, Series 2005, 5.250%, 10/01/35	No Opt. Call	A	1,197,980
	Health Care–11.7%
505	Illinois Finance Authority, Revenue Bonds, Presence Health Network, Series 2016C, 5.000%, 2/15/36	2/27 at 100.00	BBB	513,317
1,620	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011, 6.375%, 7/01/41	7/21 at 100.00	BB	1,713,928
100	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Woman's Hospital Foundation Project, Series 2010A, 6.000%, 10/01/44	10/20 at 100.00	A	111,912
1,830	Louisiana Public Facilities Authority, Health Facilities Revenue Refunding Bonds, Sisters of Mercy Health System of St. Louis Inc., Series 1993A, 5.000%, 6/01/19	No Opt. Call	AA-	1,904,408
1,000	Louisiana Public Facilities Authority, Hospital Revenue and Refunding Bonds, Lafayette General Medical Center Project, Series 2010, 5.500%, 11/01/40	5/20 at 100.00	A-	1,057,700
1,575	Louisiana Public Facilities Authority, Hospital Revenue and Refunding Bonds, Lafayette General Medical Center Project, Series 2016A, 5.000%, 11/01/41	11/25 at 100.00	A-	1,673,973
1,800	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 1998A, 5.750%, 7/01/25 – AGM Insured	No Opt. Call	AA	2,065,500
2,000	Louisiana Public Facilities Authority, Revenue Bonds, Christus Health, Refunding Series 2009A, 6.000%, 7/01/29	7/19 at 100.00	A+	2,184,000
3,660	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.500%, 5/15/47	5/17 at 100.00	A-	3,682,912
NUVEEN      9

Nuveen Louisiana Municipal Bond Fund (continued)
Portfolio of Investments	February 28, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 200	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015, 5.000%, 5/15/47	5/25 at 100.00	A-	$214,580
1,085	Terrebonne Parish Hospital Service District 1, Louisiana, Hospital Revenue Bonds, Terrebonne General Medical Center, Refunding Series 2013, 4.000%, 4/01/33	4/23 at 100.00	A	1,115,705
15,375	Total Health Care			16,237,935
	Housing/Multifamily–1.4%
1,870	Louisiana Housing Finance Agency, Multifamily Housing Revenue Bonds, Mallard Crossings Apartments, Series 2011, 4.750%, 10/01/29	10/21 at 100.00	AA+	1,960,003
	Housing/Single Family–0.4%
535	Jefferson Parish Finance Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 2007C, 5.500%, 12/01/39	6/17 at 103.50	Aa1	567,822
	Industrials–3.5%
300	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009, 6.750%, 11/01/24	11/19 at 100.00	B	310,053
1,690	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36	7/23 at 100.00	N/R	1,803,247
140	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2010, 6.000%, 12/01/26	6/20 at 100.00	B	139,159
	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
40	5.500%, 12/01/22	12/18 at 100.00	B	40,256
130	5.250%, 12/01/25	12/23 at 100.00	B	131,136
60	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/26 , 144A	6/18 at 105.00	B	60,878
1,350	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36 (Alternative Minimum Tax)	7/23 at 100.00	N/R	1,448,780
1,000	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds, Louisiana Pellets Inc. Project, Series 2015, 7.000%, 7/01/24 (Alternative Minimum Tax) , 144A	No Opt. Call	N/R	398,250
200	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44 , 144A	11/24 at 100.00	N/R	209,672
300	Ohio Water Development Authority, Ohio, Environmental Improvement Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.600%, 5/01/29	No Opt. Call	B	289,404
5,210	Total Industrials			4,830,835
	Long-Term Care–0.3%
400	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood Project, Refunding Series 2015, 5.250%, 11/15/37	11/24 at 100.00	N/R	407,584
	Materials–3.5%
1,275	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32	11/17 at 100.00	BBB	1,311,376
10      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Materials (continued)
$ 1,500	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Series 2010A-1, 6.500%, 11/01/35	11/20 at 100.00	BBB	$1,714,470
250	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37 (Alternative Minimum Tax) , 144A	10/22 at 100.00	BBB-	203,238
1,535	St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A, 5.125%, 6/01/37	6/17 at 100.00	BBB	1,542,828
4,560	Total Materials			4,771,912
	Tax Obligation/General–3.4%
2,085	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	AA	2,335,221
	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015:
125	5.000%, 12/01/27	12/25 at 100.00	AA-	145,335
525	5.000%, 12/01/29	12/25 at 100.00	AA-	600,353
1,000	New Orleans, Louisiana, General Obligation Bonds, Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	A+	1,120,010
500	Shreveport, Louisiana, General Obligation Bonds, Series 2011, 5.000%, 8/01/31	8/21 at 100.00	A+	553,320
4,235	Total Tax Obligation/General			4,754,239
	Tax Obligation/Limited–17.5%
1,260	Broussard, Louisiana, Sales & Use Tax Revenue Bonds, Recreational Facility Series 2012, 5.000%, 5/01/32	No Opt. Call	A	1,359,212
1,250	Ernest N. Morial-New Orleans Exhibition Hall Authority, Louisiana, Special Tax Bonds, Refunding Series 2014, 5.000%, 7/15/25	7/22 at 100.00	AA+	1,420,300
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,250	5.000%, 1/01/26	1/22 at 100.00	A	1,320,237
1,250	5.125%, 1/01/42	1/22 at 100.00	A	1,293,188
1,000	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A, 5.000%, 12/01/34	12/26 at 100.00	BBB+	1,070,890
1,000	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001, 0.000%, 6/15/23 – AMBAC Insured	No Opt. Call	BBB-	797,270
1,850	Lafayette, Louisiana, Sales Tax Revenue Bonds, Public Improvements, Series 2011, 5.000%, 3/01/36	3/21 at 100.00	AA	2,054,110
505	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2016A, 5.000%, 6/01/26	No Opt. Call	A1	596,698
900	Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Bonds, Bossier Parish Public Improvement Projects, Series 2012, 5.000%, 3/01/42	3/22 at 100.00	Aa3	978,759
	Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Bonds, LCTCS Act 360 Project, Series 2014:
2,000	5.000%, 10/01/35	10/24 at 100.00	AA-	2,248,040
2,000	5.000%, 10/01/37	10/24 at 100.00	AA-	2,233,740
NUVEEN      11

Nuveen Louisiana Municipal Bond Fund (continued)
Portfolio of Investments	February 28, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Baton Rouge Community College Facilities Corporation Project, Refunding Series 2011, 5.000%, 12/01/26 – AGM Insured	12/21 at 100.00	AA	$1,120,200
1,435	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Bossier City Projects, Series 2015, 5.000%, 6/01/30	6/25 at 100.00	AA-	1,647,079
1,400	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Louisiana Community and Technical College System Facilities Corporation Project, Capital Appreciation Series 2011, 0.000%, 10/01/20	No Opt. Call	AA-	1,307,824
500	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/36	7/23 at 100.00	AA-	544,970
1,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Second Lien Series 2010B, 5.000%, 5/01/37 (UB)	5/20 at 100.00	AA	1,098,200
1,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Tender Option Bond Trust 2016-XG0035, 16.311%, 5/01/39 (IF)	5/20 at 100.00	AA	1,386,050
1,500	Louisiana State, Highway Improvement Revenue Bonds, Series 2014A, 5.000%, 6/15/34	6/24 at 100.00	AA-	1,692,090
15	Saint Bernard Parish, Louisiana, Sales and Use Tax Revenue Bonds, Series 2004, 5.000%, 3/01/18 – AGM Insured	5/17 at 100.00	AA	15,056
22,115	Total Tax Obligation/Limited			24,183,913
	Transportation–14.0%
1,285	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 – NPFG Insured	No Opt. Call	AA-	876,409
805	Greater New Orleans Expressway Commission, Louisiana, Revenue Bonds, Refunding Series 2013, 5.000%, 11/01/23 – AGM Insured	No Opt. Call	AA	926,104
1,100	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2016B, 5.000%, 1/01/41	7/26 at 100.00	AA-	1,225,818
2,000	Lake Charles Harbor and Terminal District, Louisiana, Revenue Bonds, Series 2013B, 5.000%, 1/01/34 – AGM Insured (Alternative Minimum Tax)	1/24 at 100.00	AA	2,172,160
	New Orleans Aviation Board, Louisiana, Gulf Opportunity Zone Revenue Bonds, Passenger Facility Charge Projects, Series 2010A:
140	5.125%, 1/01/31	1/20 at 100.00	A-	151,417
1,700	5.250%, 1/01/41	1/20 at 100.00	A-	1,816,314
2,000	New Orleans Aviation Board, Louisiana, Revenue Bonds, North Terminal Project, Series 2015B, 5.000%, 1/01/35 (Alternative Minimum Tax)	1/25 at 100.00	A-	2,155,700
2,115	New Orleans Aviation Board, Louisiana, Revenue Bonds, Series 2007A, 5.250%, 1/01/32 – AGM Insured (Alternative Minimum Tax)	1/18 at 100.00	AA	2,169,863
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016:
1,035	5.000%, 8/01/26 (Alternative Minimum Tax)	8/21 at 100.00	BB	1,090,207
1,985	5.000%, 8/01/31 (Alternative Minimum Tax)	8/21 at 100.00	BB	2,070,434
840	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/46 (Alternative Minimum Tax)	7/24 at 100.00	BBB	884,419
12      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Refunding Series 2013B:
$ 1,245	5.000%, 4/01/31 (Alternative Minimum Tax)	4/23 at 100.00	A-	$1,340,242
500	5.000%, 4/01/32 (Alternative Minimum Tax)	4/23 at 100.00	A-	535,990
1,305	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Series 2008, 5.125%, 4/01/38 – AGC Insured (Alternative Minimum Tax)	4/18 at 100.00	AA	1,345,429
610	Virgin Islands Port Authority, Marine Revenue Bonds, Refunding Series 2014A, 5.000%, 9/01/33 (Alternative Minimum Tax)	9/24 at 100.00	BBB+	645,173
18,665	Total Transportation			19,405,679
	U.S. Guaranteed–7.8% (4)
2,000	Guam Government, General Obligation Bonds, Series 2007A, 5.000%, 11/15/23 (Pre-refunded 11/15/17)	11/17 at 100.00	BB- (4)	2,060,680
1,220	Jefferson Parish Hospital District1, Louisiana, Hospital Revenue Bonds, West Jefferson Medical Center, Refunding Series 2011A, 6.000%, 1/01/39 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (4)	1,430,657
1,000	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2012, 5.000%, 6/01/24 (Pre-refunded 6/01/22) – AGM Insured	6/22 at 100.00	AA (4)	1,174,660
3,000	Louisiana Public Facilities Authority, Grambling University Black and Gold Facilities Project Revenue Bonds, Series 2007A, 5.000%, 7/01/39 (Pre-refunded 7/01/17) – CIFG Insured	7/17 at 100.00	AA (4)	3,044,550
1,500	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady of Health System Project, Series 2009, 6.750%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	A+ (4)	1,694,985
1,390	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.500%, 5/15/47 (Pre-refunded 5/15/17)	5/17 at 100.00	N/R (4)	1,404,234
10,110	Total U.S. Guaranteed			10,809,766
	Utilities–5.5%
1,500	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 2.500%, 12/01/41 (Mandatory Put 6/01/17)	No Opt. Call	BB+	825,000
1,500	Louisiana Energy and Power Authority, Power Project Revenue Bonds, LEPA Unit 1, Series 2013A, 5.250%, 6/01/38 – AGM Insured	6/23 at 100.00	AA	1,669,470
2,500	Louisiana Public Facilities Authority, Revenue Bonds, Cleco Power LLC Project, Series 2008, 4.250%, 12/01/38	5/23 at 100.00	A3	2,559,625
2,130	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20	No Opt. Call	CCC+	745,500
1,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (Mandatory Put 12/03/18)	No Opt. Call	CCC+	350,000
310	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2005A, 3.750%, 12/01/40 (Mandatory Put 7/01/20)	No Opt. Call	CCC+	108,500
1,000	Saint Tammany Parish, Louisiana, Utilities Revenue Bonds, Series 2010B, 5.000%, 8/01/40	8/20 at 100.00	AA-	1,092,790
NUVEEN      13

Nuveen Louisiana Municipal Bond Fund (continued)
Portfolio of Investments	February 28, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$ 500	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B, 5.000%, 7/01/31	7/17 at 100.00	BB-	$ 286,525
10,440	Total Utilities			7,637,410
	Water and Sewer–9.3%
500	Caddo-Bossier Parishes Port Commission, Louisiana, Utility Revenue Bonds, Refunding Series 2011, 5.125%, 4/01/37	4/21 at 100.00	A	539,810
1,000	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series 2014B, 5.000%, 2/01/39	2/25 at 100.00	AA	1,111,780
750	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.000%, 7/01/28	7/23 at 100.00	A-	822,165
565	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	A-	596,024
1,000	Kenner Consolidated Sewer District, Louisiana, Sewer Revenue Bonds, Series 2011, 5.000%, 11/01/36 – AGM Insured	11/21 at 100.00	AA	1,085,680
1,500	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Sewerage Commission Projects, Subordinate Lien Series 2014A, 5.000%, 2/01/39	2/24 at 100.00	AA-	1,650,825
1,500	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 4.250%, 6/01/34	6/24 at 100.00	A	1,549,125
1,315	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015, 5.000%, 6/01/40	6/25 at 100.00	A	1,445,435
200	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/34	12/24 at 100.00	A-	221,652
2,000	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Series 2016B, 5.000%, 12/01/41 – BAM Insured	12/26 at 100.00	AA	2,225,100
1,500	Terrebonne Parish Waterworks District 1, Louisiana, Water Revenue Bonds, Series 2012A, 5.000%, 11/01/37	11/22 at 100.00	AA-	1,652,130
11,830	Total Water and Sewer			12,899,726
$ 133,325	Total Long-Term Investments (cost $135,838,846)			138,457,184

Floating Rate Obligations–(0.5)%	(750,000)
Other Assets Less Liabilities–0.5%	716,103
Net Assets–100%	$138,423,287
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1–Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2–Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
14      NUVEEN

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$138,457,184	$ —	$138,457,184
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of February 28, 2017, the cost of investments was $135,054,022.
Gross unrealized appreciation and gross unrealized depreciation of investments as of February 28, 2017, were as follows:
Gross unrealized:
Appreciation	$ 6,820,942
Depreciation	(4,167,780)
Net unrealized appreciation (depreciation) of investments	$ 2,653,162
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
NUVEEN      15

Nuveen North Carolina Municipal Bond Fund
Portfolio of Investments	February 28, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS–100.5%
	MUNICIPAL BONDS–100.5%
	Education and Civic Organizations–14.4%
$ 1,000	Board of Governors of the University of North Carolina, Winston-Salem State University General Revenue Bonds, Series 2013, 5.000%, 4/01/33	4/22 at 100.00	A-	$1,081,000
2,595	East Carolina University, North Carolina, General Revenue Bonds, Series 2014A, 5.000%, 10/01/41	10/23 at 100.00	Aa2	2,914,808
2,000	East Carolina University, North Carolina, General Revenue Bonds, Series 2016A, 5.000%, 10/01/29	4/26 at 100.00	Aa2	2,358,880
1,930	North Carolina Agricultural & Technical State University, General Revenue Bonds, Series 2013, 5.000%, 10/01/37	No Opt. Call	A1	2,139,135
4,500	North Carolina Agricultural and Technical State University, General Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/40	10/25 at 100.00	A1	5,014,665
2,000	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Davidson College, Series 2014, 5.000%, 3/01/45	3/22 at 100.00	AA+	2,217,100
11,420	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project, Series 2015 A, 5.000%, 10/01/55	10/25 at 100.00	AA+	12,843,617
	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Refunding Series 2016:
800	4.000%, 6/01/33	6/26 at 100.00	BBB	803,656
685	4.000%, 6/01/34	6/26 at 100.00	BBB	676,554
1,145	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Series 2008A, 6.000%, 6/01/31	6/18 at 100.00	BBB	1,187,193
9,330	North Carolina Capital Facilities Financing Agency, Educational Facility Revenue Bonds, Wake Forest University, Refunding Series 2016, 5.000%, 1/01/33	7/26 at 100.00	AA	10,881,392
	North Carolina Central University, General Revenue Bonds, Refunding Series 2016:
3,140	5.000%, 10/01/26	4/26 at 100.00	A3	3,672,481
3,215	5.000%, 10/01/27	4/26 at 100.00	A3	3,728,114
2,750	North Carolina State University at Raleigh, General Revenue Bonds, Series 2013A, 5.000%, 10/01/42	10/23 at 100.00	Aa1	3,106,483
	University of North Carolina, Chapel Hill, Utilities System Revenue Refunding Bonds, Series 1997:
4,265	0.000%, 8/01/18	No Opt. Call	Aaa	4,203,797
2,750	0.000%, 8/01/20	No Opt. Call	Aaa	2,620,035
4,590	University of North Carolina, Charlotte, General Revenue Bonds, Refunding Series 2015, 5.000%, 4/01/45	4/25 at 100.00	Aa3	5,153,882
1,975	University of North Carolina, Charlotte, General Revenue Bonds, Series 2014, 5.000%, 4/01/31	4/24 at 100.00	Aa3	2,243,146
16      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	University of North Carolina, Greensboro, General Revenue Bonds, Series 2014:
$ 1,085	5.000%, 4/01/32	4/24 at 100.00	Aa3	$1,227,851
2,070	5.000%, 4/01/39	4/24 at 100.00	Aa3	2,301,902
63,245	Total Education and Civic Organizations			70,375,691
	Health Care–11.9%
2,900	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series 2009A, 5.250%, 1/15/39	1/19 at 100.00	AA-	3,092,647
1,615	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series 2012A, 5.000%, 1/15/31	1/22 at 100.00	AA-	1,791,536
	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series 2016A:
3,000	5.000%, 1/15/36	1/26 at 100.00	AA-	3,365,160
1,685	5.000%, 1/15/40	1/26 at 100.00	AA-	1,885,987
2,930	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Series 2011A, 5.125%, 1/15/37	1/21 at 100.00	AA-	3,224,084
2,445	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical Center, Series 2006B, 5.125%, 10/01/31 – AGM Insured	10/19 at 100.00	AA	2,633,143
3,750	North Carolina Medical Care Commission Health Care Facilities Revenue Bonds Novant Health Inc., Series 2010A, 5.250%, 11/01/40	11/20 at 100.00	AA-	4,042,725
2,770	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Blue Ridge HealthCare, Refunding Series 2010A, 5.000%, 1/01/36	1/20 at 100.00	A	2,921,270
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Cape Fear Valley Health System, Refunding Series 2012A:
2,200	5.000%, 10/01/25	10/22 at 100.00	A-	2,456,696
2,300	5.000%, 10/01/26	No Opt. Call	A-	2,548,860
555	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Refunding Series 2016A, 5.000%, 6/01/28	No Opt. Call	AA	676,684
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Series 2012A:
750	5.000%, 6/01/32	6/22 at 100.00	AA	839,077
380	5.000%, 6/01/35	6/22 at 100.00	AA	422,169
3,000	5.000%, 6/01/42	6/22 at 100.00	AA	3,318,960
2,950	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Rex Healthcare, Series 2015A, 5.000%, 7/01/44	7/25 at 100.00	AA-	3,236,268
3,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Vidant Health, Refunding Series 2015, 5.000%, 6/01/40	6/25 at 100.00	A+	3,284,130
2,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Wake Forest Baptist Obligated Group, Series 2012A, 5.000%, 12/01/45	No Opt. Call	A	2,221,180
5,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed, Refunding Series 2012A, 5.000%, 10/01/27	10/22 at 100.00	A+	5,600,600
	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Scotland Memorial Hospital, Series 1999:
245	5.500%, 10/01/19 – RAAI Insured	4/17 at 100.00	AA	246,007
1,385	5.500%, 10/01/29 – RAAI Insured	4/17 at 100.00	AA	1,389,487
NUVEEN      17

Nuveen North Carolina Municipal Bond Fund (continued)
Portfolio of Investments	February 28, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 2,000	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical Center, Refunding Series 2012, 5.000%, 6/01/32	6/22 at 100.00	A	$2,139,860
7,040	North Carolina Medical Care Commission, Revenue Bonds, Hugh Chatham Memorial Hospital, Series 2007, 5.000%, 8/01/35 – NPFG Insured	5/17 at 100.00	AA-	7,055,769
53,900	Total Health Care			58,392,299
	Housing/Multifamily–0.6%
2,705	Charlotte Housing Authority, North Carolina, Capital Fund Program Revenue Bonds, Strawn and Parktowne Rehabilitation Project, Series 2011, 4.550%, 12/01/31	12/21 at 100.00	A+	2,850,800
	Housing/Single Family–0.5%
2,165	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2011-1, 4.500%, 1/01/28	1/21 at 100.00	AA	2,272,297
	Long-Term Care–0.6%
1,000	North Carolina Medical Care Commission, First Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2007, 5.125%, 9/01/27	9/17 at 100.00	BBB+	1,007,880
1,145	North Carolina Medical Care Commission, Revenue Bonds, United Methodist Retirement Homes Inc., Refunding Series 2013A, 5.000%, 10/01/33	10/23 at 100.00	N/R	1,173,030
	North Carolina Medical Care Commission, Revenue Bonds, United Methodist Retirement Homes Inc., Refunding Series 2016A:
550	5.000%, 10/01/30	10/26 at 100.00	BBB	613,151
225	5.000%, 10/01/31	10/26 at 100.00	BBB	249,772
2,920	Total Long-Term Care			3,043,833
	Tax Obligation/General–6.3%
	Charlotte, North Carolina, General Obligation Bonds, Refunding Series 2016A:
1,000	5.000%, 7/01/28	7/26 at 100.00	AAA	1,212,670
1,850	5.000%, 7/01/29	7/26 at 100.00	AAA	2,229,731
1,250	5.000%, 7/01/30	7/26 at 100.00	AAA	1,499,650
	Davidson County, North Carolina, General Obligation Bonds, Refunding Series 2016:
300	5.000%, 6/01/25	No Opt. Call	AA	363,174
1,150	5.000%, 6/01/26	No Opt. Call	AA	1,403,368
1,000	5.000%, 6/01/28	6/26 at 100.00	AA-	1,187,710
1,795	5.000%, 6/01/30	6/26 at 100.00	AA-	2,107,312
1,000	Durham County, North Carolina, General Obligation Bonds, Refunding Series 2016, 5.000%, 10/01/28	10/26 at 100.00	AAA	1,215,340
1,500	Forsyth County, North Carolina, General Obligation Bonds, Limited Obligation Series 2009, 5.000%, 4/01/30	4/20 at 100.00	AA+	1,649,400
11,570	North Carolina State, General Obligation Bonds, Series 2015A, 5.000%, 6/01/24 (UB) (4)	No Opt. Call	AAA	13,977,023
2,000	Raleigh, North Carolina, General Obligation Bonds, Refunding Series 2016A, 5.000%, 9/01/26	No Opt. Call	AAA	2,477,440
18      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 1,260	Sampson County Water & Sewer District II, North Carolina, General Obligation Bonds, Refunding Series 2015, 5.000%, 6/01/40	6/25 at 100.00	A1	$ 1,399,242
25,675	Total Tax Obligation/General			30,722,060
	Tax Obligation/Limited–9.8%
	Asheville, North Carolina, Limited Obligation Bonds, Series 2012:
300	5.000%, 4/01/30	4/22 at 100.00	AA+	333,522
350	5.000%, 4/01/32	4/22 at 100.00	AA+	393,369
	Buncombe County, North Carolina, Limited Obligation Bonds, Refunding Series 2015:
1,250	5.000%, 6/01/33	6/25 at 100.00	AA+	1,436,550
1,375	5.000%, 6/01/35	6/25 at 100.00	AA+	1,568,297
2,505	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/39	12/24 at 100.00	AAA	2,886,812
	Duplin County, North Carolina, Limited Obligation Bonds, County Water Districts, Series 2016:
1,545	5.000%, 4/01/32	4/26 at 100.00	A+	1,769,396
1,000	5.000%, 4/01/34	4/26 at 100.00	A+	1,128,370
1,265	Durham Capital Financing Corporation, Durham County, North Carolina, Limited Obligation Bonds, Refunding Series 2016, 5.000%, 12/01/30	12/26 at 100.00	AA+	1,504,718
787	Hillsborough, North Carolina, Special Assessment Revenue Bonds, Series 2013, 7.750%, 2/01/24	2/23 at 100.00	N/R	819,110
	Mooresville, North Carolina, Special Assessment Revenue Bonds, Series 2015:
855	4.375%, 3/01/25 , 144A	No Opt. Call	N/R	844,261
1,600	5.375%, 3/01/40 , 144A	3/25 at 100.00	N/R	1,572,416
	North Carolina Infrastructure Finance Corporation, Certificates of Participation, State Repair, Series 2007B:
3,750	5.000%, 6/01/22 – AMBAC Insured	6/17 at 100.00	AA+	3,790,050
3,750	5.000%, 6/01/23 – AMBAC Insured	6/17 at 100.00	AA+	3,789,862
	North Carolina Turnpike Authority, Monroe Connector System State Appropriation Bonds, Series 2011:
1,810	5.000%, 7/01/29	7/21 at 100.00	AA	2,052,468
9,375	5.000%, 7/01/36	7/21 at 100.00	AA	10,421,156
500	5.000%, 7/01/41	7/21 at 100.00	AA	555,795
1,000	Onslow County, North Carolina, Limited Obligation Bonds, Series 2016, 5.000%, 10/01/27	10/26 at 100.00	AA-	1,194,590
	Raleigh, North Carolina, Limited Obligation Bonds, Series 2014A:
455	5.000%, 10/01/33	10/24 at 100.00	AA+	520,343
750	5.000%, 10/01/34	10/24 at 100.00	AA+	854,423
1,000	Rocky Mount, North Carolina, Special Obligation Bonds, Series 2016, 5.000%, 5/01/29	5/26 at 100.00	AA+	1,177,500
2,950	Sampson Area Development Corporation, Sampson County, North Carolina, Installment Payment Revenue Bonds, Series 2010, 5.250%, 6/01/24 – AGM Insured	No Opt. Call	AA	3,384,446
2,445	Sampson County, North Carolina, Limited Obligation Bonds, Refunding Series 2015, 5.000%, 12/01/35	12/25 at 100.00	A1	2,748,913
NUVEEN      19

Nuveen North Carolina Municipal Bond Fund (continued)
Portfolio of Investments	February 28, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 1,000	Wilmington, North Carolina, Limited Obligation Bonds, Refunding Series 2016, 5.000%, 6/01/30	6/26 at 100.00	AA+	$1,178,440
225	Wilmington, North Carolina, Storm Water Fee Revenue Bonds, Series 2007, 5.000%, 6/01/33 – AMBAC Insured	6/17 at 100.00	AA+	227,120
1,635	Wilson, North Carolina, Certificates of Participation, Public Facilities, Series 2007A, 5.000%, 5/01/25 – AGC Insured	5/17 at 100.00	AA	1,646,183
43,477	Total Tax Obligation/Limited			47,798,110
	Transportation–20.9%
6,000	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding Series 2010A, 5.500%, 7/01/34	7/20 at 100.00	Aa3	6,648,720
10,280	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding Series 2010B, 5.375%, 7/01/28 (Alternative Minimum Tax)	7/20 at 100.00	Aa3	11,250,946
5,000	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2007A, 5.000%, 7/01/36 – AMBAC Insured	7/17 at 100.00	Aa3	5,062,000
	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2014A:
4,000	5.000%, 7/01/32	7/24 at 100.00	Aa3	4,526,320
4,935	5.000%, 7/01/34	7/24 at 100.00	Aa3	5,535,935
	North Carolina Department of Transportation, Private Activity Revenue Bonds, I-77 Hot Lanes Project, Series 2015:
1,500	5.000%, 12/31/37 (Alternative Minimum Tax)	6/25 at 100.00	BBB-	1,603,740
11,170	5.000%, 6/30/54 (Alternative Minimum Tax)	6/25 at 100.00	BBB-	11,667,847
3,800	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010A, 5.250%, 2/01/40	2/20 at 100.00	A3	4,128,358
25	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010B, 5.000%, 2/01/29	2/20 at 100.00	A3	27,006
	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Capital Appreciation Series 2017C:
865	0.000%, 7/01/27	7/26 at 96.08	BBB-	579,360
880	0.000%, 7/01/29	7/26 at 87.76	BBB-	518,769
175	0.000%, 7/01/32	7/26 at 75.72	BBB-	86,602
1,500	0.000%, 7/01/34	7/26 at 68.37	BBB-	662,355
2,905	0.000%, 7/01/35	7/26 at 64.91	BBB-	1,210,078
3,735	0.000%, 7/01/38	7/26 at 55.68	BBB-	1,324,842
3,995	0.000%, 7/01/39	7/26 at 52.96	BBB-	1,346,635
2,385	0.000%, 7/01/40	7/26 at 50.36	BBB-	763,128
1,200	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Series 2017A, 5.000%, 7/01/47	7/26 at 100.00	BBB-	1,305,396
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A:
245	5.250%, 1/01/23 – AGC Insured	1/19 at 100.00	AA	259,825
115	5.125%, 1/01/24 – AGC Insured	1/19 at 100.00	AA	121,249
50	5.375%, 1/01/26 – AGC Insured	1/19 at 100.00	AA	53,363
10,710	5.750%, 1/01/39 – AGC Insured	1/19 at 100.00	AA	11,430,355
20      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Revenue Bonds, Series 2009B:
$ 70	0.000%, 1/01/34 – AGC Insured	No Opt. Call	AA	$36,436
3,760	0.000%, 1/01/35 – AGC Insured	No Opt. Call	AA	1,843,678
21,205	0.000%, 1/01/36 – AGC Insured	No Opt. Call	AA	9,844,421
20,150	0.000%, 1/01/37 – AGC Insured	No Opt. Call	AA	9,140,241
15,615	0.000%, 1/01/38 – AGC Insured	No Opt. Call	AA	6,820,476
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2010A:
1,000	5.000%, 5/01/26	No Opt. Call	Aa3	1,110,300
1,675	5.000%, 5/01/36	5/20 at 100.00	Aa3	1,831,328
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2015A:
225	5.000%, 5/01/29	5/25 at 100.00	Aa3	261,596
300	5.000%, 5/01/30	5/25 at 100.00	Aa3	346,101
1,000	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2007, 5.000%, 5/01/37 – FGIC Insured (Alternative Minimum Tax)	5/17 at 100.00	AA+	1,005,630
140,470	Total Transportation			102,353,036
	U.S. Guaranteed–24.8% (5)
	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series 2007:
3,005	5.250%, 10/01/27 (Pre-refunded 10/01/17)	10/17 at 100.00	N/R (5)	3,085,564
2,275	5.250%, 10/01/38 (Pre-refunded 10/01/17)	10/17 at 100.00	N/R (5)	2,335,993
1,000	Asheville, North Carolina, Water System Revenue Bonds, Series 2007, 5.000%, 8/01/32 (Pre-refunded 8/01/17) – NPFG Insured	8/17 at 100.00	AA+ (5)	1,018,420
7,900	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%, 4/01/31 (Pre-refunded 4/01/18) – AGM Insured	4/18 at 100.00	AA (5)	8,261,662
5,140	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Series 2008, 5.000%, 8/01/35 (Pre-refunded 8/01/18)	8/18 at 100.00	AA+ (5)	5,443,568
295	Charlotte Housing Authority, North Carolina, Capital Fund Program Revenue Bonds, Strawn and Parktowne Rehabilitation Project, Series 2011, 4.550%, 12/01/31 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (5)	334,902
5,000	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2014A, 5.000%, 7/01/33 (Pre-refunded 7/01/24)	7/24 at 100.00	Aa3 (5)	5,629,800
3,050	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Series 2008A, 5.000%, 1/15/47 (Pre-refunded 1/15/18)	1/18 at 100.00	AA- (5)	3,162,850
1,135	Craven County, North Carolina, Certificates of Participation, Series 2007, 5.000%, 6/01/23 (Pre-refunded 6/01/17) – NPFG Insured	6/17 at 100.00	AA- (5)	1,147,735
6,400	Durham, North Carolina, Utility System Revenue Bonds, Refunding Series 2011, 5.000%, 6/01/41 (Pre-refunded 6/01/21)	6/21 at 100.00	AAA	7,357,632
1,000	Fayetteville Public Works Commission, North Carolina, Revenue Bonds, Series 2009B, 5.000%, 3/01/35 (Pre-refunded 3/01/19)	3/19 at 100.00	AA (5)	1,079,420
NUVEEN      21

Nuveen North Carolina Municipal Bond Fund (continued)
Portfolio of Investments	February 28, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
	Harnett County, North Carolina, Certificates of Participation, Series 2007A:
$ 2,770	5.000%, 12/01/23 (Pre-refunded 12/01/17) – AGM Insured	12/17 at 100.00	AA (5)	$2,859,249
1,520	5.000%, 12/01/24 (Pre-refunded 12/01/17) – AGM Insured	12/17 at 100.00	AA (5)	1,568,974
5,615	Harnett County, North Carolina, Enterprise System Revenue Bonds, Series 2007A, 5.000%, 5/01/27 (Pre-refunded 5/01/17) – AGM Insured	5/17 at 100.00	AA (5)	5,658,236
2,080	High Point, North Carolina, Combined Enterprise System Revenue Bonds, Series 2008, 5.000%, 11/01/33 (Pre-refunded 11/01/18) – AGM Insured	11/18 at 100.00	AAA	2,222,251
3,180	Johnston Memorial Hospital Authority, North Carolina, Mortgage Revenue Bonds, Johnston Memorial Hospital Project, Series 2008A, 5.250%, 10/01/36 (Pre-refunded 4/01/18) – AGM Insured	4/18 at 100.00	AA (5)	3,330,986
3,875	Monroe, North Carolina, Combined Enterprise System Revenue Bonds, Series 2008A, 5.000%, 3/01/33 (Pre-refunded 3/01/18) – AGC Insured	3/18 at 100.00	AA (5)	4,038,138
1,005	North Carolina Capital Facilities Finance Agency, General Revenue Bonds, Duke University, Series 2009B, 5.000%, 10/01/38 (Pre-refunded 4/01/19)	4/19 at 100.00	AA+ (5)	1,088,877
	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Series 2008A:
35	6.000%, 6/01/31 (Pre-refunded 6/01/18)	6/18 at 100.00	N/R (5)	37,255
60	6.125%, 6/01/35 (Pre-refunded 6/01/18)	6/18 at 100.00	BBB (5)	63,960
3,000	North Carolina Capital Facilities Financing Agency, Educational Facility Revenue Bonds, Wake Forest University, Series 2009, 5.000%, 1/01/38 (Pre-refunded 1/01/19)	1/19 at 100.00	AA (5)	3,221,820
1,020	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 1991A, 6.500%, 1/01/18 (ETM)	No Opt. Call	Aaa	1,069,103
	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 1993B:
5,320	6.000%, 1/01/18 – AMBAC Insured (ETM)	No Opt. Call	AAA	5,553,814
15	6.000%, 1/01/22 – NPFG Insured (ETM)	No Opt. Call	A3 (5)	18,102
520	6.000%, 1/01/22 – AGM Insured (ETM)	No Opt. Call	AA (5)	627,520
310	6.000%, 1/01/26 (ETM)	No Opt. Call	AAA	402,724
340	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 2008A, 5.000%, 1/01/23 (Pre-refunded 1/01/18)	1/18 at 100.00	AAA	352,070
5,700	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2009B, 5.000%, 1/01/26 (Pre-refunded 1/01/19)	1/19 at 100.00	AAA	6,119,292
6,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Series 2010A, 5.000%, 6/01/42 (Pre-refunded 6/01/20)	6/20 at 100.00	AA (5)	6,720,180
3,580	North Carolina Medical Care Commission, Hospital Revenue Bonds, Wilson Medical Center, Series 2007, 5.000%, 11/01/20 (Pre-refunded 11/01/17)	11/17 at 100.00	N/R (5)	3,683,176
995	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/30 (Pre-refunded 1/01/19)	1/19 at 100.00	AAA	1,067,058
2,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2008C, 5.250%, 1/01/20 (Pre-refunded 1/01/18)	1/18 at 100.00	AAA	2,075,000
750	Northern Hospital District Surry County, North Carolina, Health Care Facilities Revenue Bonds, Series 2008, 6.250%, 10/01/38 (Pre-refunded 4/01/18)	4/18 at 100.00	BBB (5)	793,740
4,000	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%, 6/01/33 (Pre-refunded 6/01/18) – NPFG Insured	6/18 at 100.00	AA- (5)	4,208,320
22      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2009:
$ 500	5.750%, 6/01/26 (Pre-refunded 6/01/19)	6/19 at 100.00	AA (5)	$552,575
3,500	6.000%, 6/01/34 (Pre-refunded 6/01/19) – AGC Insured	6/19 at 100.00	AA (5)	3,887,520
1,500	6.000%, 6/01/36 (Pre-refunded 6/01/19) – AGC Insured	6/19 at 100.00	AA (5)	1,666,080
	Pitt County, North Carolina, Certificates of Participation, Jail Facilities Project, Series 2007:
1,265	5.000%, 4/01/25 (Pre-refunded 4/01/18) – NPFG Insured	4/18 at 100.00	AA- (5)	1,322,621
1,175	5.000%, 4/01/26 (Pre-refunded 4/01/18) – NPFG Insured	4/18 at 100.00	AA- (5)	1,228,521
1,395	5.000%, 4/01/27 (Pre-refunded 4/01/18) – NPFG Insured	4/18 at 100.00	AA- (5)	1,458,542
1,240	5.000%, 4/01/28 (Pre-refunded 4/01/18) – NPFG Insured	4/18 at 100.00	AA- (5)	1,296,482
1,000	Sampson County, North Carolina, Certificates of Participation, Series 2006, 5.000%, 6/01/34 (Pre-refunded 6/01/17) – AGM Insured	6/17 at 100.00	AA (5)	1,011,300
1,000	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2007, 5.000%, 12/01/36 (Pre-refunded 12/01/17)	12/17 at 100.00	AAA	1,032,450
4,000	University of North Carolina, Charlotte, General Revenue Bonds, Series 2007B, 5.000%, 4/01/32 (Pre-refunded 4/01/17) – AGM Insured	4/17 at 100.00	AA (5)	4,016,200
1,300	University of North Carolina, Greensboro, General Revenue Bonds, Series 2009A, 5.000%, 4/01/34 (Pre-refunded 4/01/19) – AGC Insured	4/19 at 100.00	AA (5)	1,407,081
2,115	Wake County, North Carolina, Limited Obligation Bonds, Series 2010, 5.000%, 1/01/37 (Pre-refunded 1/01/20)	1/20 at 100.00	AA+ (5)	2,343,864
1,975	Wilmington, North Carolina, Certificates of Participation, Series 2008A, 5.000%, 6/01/33 (Pre-refunded 6/01/18)	6/18 at 100.00	AA+ (5)	2,078,115
775	Wilmington, North Carolina, Storm Water Fee Revenue Bonds, Series 2007, 5.000%, 6/01/33 (Pre-refunded 6/01/17) – AMBAC Insured	6/17 at 100.00	N/R (5)	783,773
1,700	Wilson County, North Carolina, Certificates of Participation, School Facilities Project, Series 2007, 5.000%, 4/01/25 (Pre-refunded 4/01/17) – AMBAC Insured	4/17 at 100.00	Aa3 (5)	1,706,885
114,330	Total U.S. Guaranteed			121,429,400
	Utilities–0.5%
1,000	Concord, North Carolina, Utilities Systems Revenue Bonds, Refunding Series 2016, 5.000%, 12/01/33	6/26 at 100.00	Aa2	1,150,120
405	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/30	1/19 at 100.00	A	430,341
740	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/30	7/26 at 100.00	A	866,340
2,145	Total Utilities			2,446,801
	Water and Sewer–10.2%
1,465	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2012A, 5.000%, 4/01/28	4/22 at 100.00	AA-	1,663,815
1,215	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Refunding Series 2014A, 5.000%, 6/01/40	6/24 at 100.00	AA+	1,364,797
3,600	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Refunding Series 2016, 5.000%, 8/01/28	8/26 at 100.00	AA+	4,319,712
	Carolina Beach, North Carolina, Enterprise Systems Revenue Bonds, Series 2016:
1,000	5.000%, 6/01/26	No Opt. Call	Aa3	1,206,450
2,605	4.000%, 6/01/41	6/26 at 100.00	Aa3	2,671,844
NUVEEN      23

Nuveen North Carolina Municipal Bond Fund (continued)
Portfolio of Investments	February 28, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2015:
$ 940	5.000%, 7/01/32	7/25 at 100.00	AAA	$1,102,018
2,325	5.000%, 7/01/40	7/25 at 100.00	AAA	2,676,935
1,075	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2008, 5.000%, 7/01/38	7/18 at 100.00	AAA	1,127,127
2,350	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B, 5.000%, 7/01/38	7/20 at 100.00	AAA	2,596,821
250	Dare County, North Carolina, Utilities System Revenue Bonds, Series 2011, 5.000%, 2/01/41	2/21 at 100.00	AA	276,303
1,000	High Point, North Carolina, Combined Enterprise System Revenue Bonds, Series 2014, 5.000%, 11/01/39	11/24 at 100.00	AAA	1,136,900
600	Jacksonville City, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2016, 5.250%, 5/01/29	No Opt. Call	Aa3	736,602
1,000	Metropolitan Sewerage District of Buncombe County, North Carolina, Sewerage System Revenue Bonds, Series 2014, 5.000%, 7/01/39	7/24 at 100.00	AA+	1,125,260
	Oak Island, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2015:
3,185	5.000%, 6/01/34 – AGM Insured	6/25 at 100.00	AA	3,588,157
3,345	5.000%, 6/01/35 – AGM Insured	6/25 at 100.00	AA	3,752,956
	Oak Island, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2017:
1,215	5.000%, 6/01/27 – AGM Insured	No Opt. Call	AA	1,457,976
1,335	5.000%, 6/01/28 – AGM Insured	6/27 at 100.00	AA	1,590,653
1,000	5.000%, 6/01/33 – AGM Insured	6/27 at 100.00	AA	1,158,200
	Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2016:
600	5.000%, 12/01/25	No Opt. Call	Aa3	725,088
940	5.000%, 12/01/28	12/26 at 100.00	Aa3	1,125,678
1,450	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2012A, 5.000%, 3/01/30	3/22 at 100.00	AAA	1,644,648
5,000	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2013A, 5.000%, 3/01/31	3/23 at 100.00	AAA	5,783,900
	Union County, North Carolina, Enterprise System Revenue Bonds, Series 2015:
1,020	5.000%, 6/01/31	12/25 at 100.00	Aa1	1,187,158
500	5.000%, 6/01/32	12/25 at 100.00	Aa1	578,585
	Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2016A:
1,150	5.000%, 6/01/25	No Opt. Call	AAA	1,397,572
2,800	5.000%, 6/01/26	No Opt. Call	AAA	3,434,116
365	5.000%, 6/01/29	6/26 at 100.00	AAA	439,490
43,330	Total Water and Sewer			49,868,761
$ 494,362	Total Long-Term Investments (cost $469,730,303)			491,553,088

24      NUVEEN

Floating Rate Obligations–(1.9)%	(9,255,000)
Other Assets Less Liabilities–1.4%	6,833,382
Net Assets–100%	$489,131,470
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1–Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2–Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$491,553,088	$ —	$491,553,088
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of February 28, 2017, the cost of investments was $460,386,428.
Gross unrealized appreciation and gross unrealized depreciation of investments as of February 28, 2017, were as follows:
Gross unrealized:
Appreciation	$25,674,091
Depreciation	(3,762,433)
Net unrealized appreciation (depreciation) of investments	$21,911,658
NUVEEN      25

Nuveen North Carolina Municipal Bond Fund (continued)
Portfolio of Investments	February 28, 2017 (Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
26      NUVEEN

Nuveen Tennessee Municipal Bond Fund
Portfolio of Investments	February 28, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS–105.3%
	MUNICIPAL BONDS–105.3%
	Education and Civic Organizations–6.5%
$ 3,500	Claiborne County Industrial Development Board, Tennessee, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2010, 6.125%, 10/01/40	10/20 at 100.00	N/R	$3,690,085
	Claiborne County, Tennessee, Industrial Development Board, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2009:
900	6.125%, 10/01/29	10/19 at 100.00	N/R	940,392
1,090	6.375%, 10/01/34	10/19 at 100.00	N/R	1,142,680
1,740	6.625%, 10/01/39	10/19 at 100.00	N/R	1,827,243
900	Franklin County Health and Educational Facilities Board, Tennessee, Revenue Bonds, University of the South, Refunding & Improvement Series 2014, 5.000%, 9/01/29	9/22 at 100.00	A+	1,008,387
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
660	5.000%, 11/01/27	11/21 at 100.00	A	719,354
1,300	5.000%, 11/01/28	11/21 at 100.00	A	1,412,658
1,295	5.000%, 11/01/29	11/21 at 100.00	A	1,403,702
1,495	5.000%, 11/01/30	11/21 at 100.00	A	1,617,336
710	5.000%, 11/01/31	11/21 at 100.00	A	766,651
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Lipscomb University, Refunding & Improvement Series 2016A:
610	5.000%, 10/01/30	10/26 at 100.00	BBB	680,565
640	5.000%, 10/01/31	10/26 at 100.00	BBB	710,464
670	5.000%, 10/01/32	10/26 at 100.00	BBB	739,198
705	5.000%, 10/01/33	10/26 at 100.00	BBB	773,639
745	5.000%, 10/01/34	10/26 at 100.00	BBB	813,771
780	5.000%, 10/01/35	10/26 at 100.00	BBB	849,389
1,065	5.000%, 10/01/41	10/26 at 100.00	BBB	1,159,742
1,695	5.000%, 10/01/45	10/26 at 100.00	BBB	1,840,126
515	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Rocketship Education Project, Series 2017E, 5.375%, 6/01/52 , 144A	6/26 at 100.00	N/R	508,933
1,250	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University, Refunding Series 2012D, 5.000%, 10/01/30	No Opt. Call	AAA	1,425,762
3,525	Shelby County Health, Educational and Housing Facility Board, Tennessee, Educational Facilities Revenue Bonds, Rhodes College, Series 2011, 5.500%, 8/01/40	8/21 at 100.00	A+	4,020,474
NUVEEN      27

Nuveen Tennessee Municipal Bond Fund (continued)
Portfolio of Investments	February 28, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Shelby County Health, Educational and Housing Facility Board, Tennessee, Educational Facilities Revenue Bonds, Rhodes College, Series 2015:
$ 700	5.000%, 8/01/40	8/25 at 100.00	A+	$778,722
1,000	5.000%, 8/01/45	8/25 at 100.00	A+	1,109,370
27,490	Total Education and Civic Organizations			29,938,643
	Health Care–11.4%
1,010	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Series 2008D, 6.250%, 10/01/33	10/18 at 100.00	A3	1,073,125
1,500	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.000%, 1/01/33	1/23 at 100.00	A3	1,555,995
	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2004:
1,520	5.000%, 10/01/18 – AGC Insured	No Opt. Call	AA	1,606,670
760	5.000%, 10/01/22 – AGM Insured	10/19 at 100.00	AA	830,102
	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2014A:
500	5.000%, 10/01/34	10/24 at 100.00	BBB+	533,455
1,575	5.000%, 10/01/44	10/24 at 100.00	BBB+	1,649,860
810	Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County General Hospital Project, Refunding & Improvement Series 2008, 5.750%, 4/01/41	4/18 at 100.00	A+	842,708
	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Mountain States Health Alliance, Refunding Series 2010A:
905	5.375%, 7/01/25	7/20 at 100.00	BBB+	989,111
200	5.625%, 7/01/30	7/20 at 100.00	BBB+	218,298
1,250	6.000%, 7/01/38	7/20 at 100.00	BBB+	1,365,000
1,000	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Mountain States Health Alliance, Series 2012A, 5.000%, 8/15/42	8/22 at 100.00	BBB+	1,059,200
4,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2016, 5.000%, 9/01/47	9/26 at 100.00	BBB+	4,271,360
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2017:
310	5.000%, 4/01/36	4/27 at 100.00	BBB+	335,789
2,000	4.000%, 4/01/36	No Opt. Call	BBB+	1,947,760
	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2016A:
2,955	5.000%, 1/01/36	1/27 at 100.00	A	3,274,465
4,000	5.000%, 1/01/42	1/27 at 100.00	A	4,408,120
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A:
2,305	5.000%, 7/01/35	7/26 at 100.00	A3	2,566,710
1,165	5.000%, 7/01/40	7/26 at 100.00	A3	1,287,523
5,000	5.000%, 7/01/46	7/26 at 100.00	A3	5,484,350
10,000	Rutherford County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Ascension Health Group, Series 2010C, 5.000%, 11/15/40	11/19 at 100.00	AA+	10,769,100
28      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 5,000	Rutherford County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Ascension Health Group, Series 2012C, 5.000%, 11/15/47	11/21 at 100.00	AA+	$5,554,450
1,000	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Methodist Le Bonheur Healthcare, Series 2012, 5.000%, 5/01/42	5/22 at 100.00	AA-	1,075,290
48,765	Total Health Care			52,698,441
	Housing/Multifamily–4.8%
5,555	Hendersonville Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Hickory Pointe Project, Series 2010, 4.875%, 12/01/25	No Opt. Call	AA+	6,401,804
1,500	Kingsport Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Model City Apartments Project, Series 2009, 5.000%, 7/20/29	7/19 at 100.00	N/R	1,535,295
2,450	Knox County Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Eastowne Village Project, Refunding Series 2001, 4.000%, 6/01/31 (Mandatory Put 6/01/21)	6/18 at 102.00	N/R	2,562,137
1,395	McMinnville-Warren County Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Beersheba Heights Towers, Series 2009, 5.500%, 11/20/39	10/19 at 100.00	N/R	1,453,241
5,190	Metropolitan Government of Nashville & Davidson County Health and Educational Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Parkwood Villa Apartments Project, Series 2010, 4.600%, 3/01/40 (Mandatory Put 3/01/25)	3/20 at 100.00	AA+	5,450,642
	Rutherford County Health and Educational Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Spring Valley Apartments Project, Series 2010A:
500	5.125%, 10/01/30	10/20 at 100.00	BBB	520,150
3,700	5.850%, 10/01/46	10/20 at 100.00	BBB	3,918,189
20,290	Total Housing/Multifamily			21,841,458
	Housing/Single Family–1.1%
635	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2009-1, 5.000%, 7/01/29	7/18 at 100.00	AA+	648,564
	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2011-1A:
3,000	4.350%, 7/01/22 (Alternative Minimum Tax)	1/21 at 100.00	AA+	3,216,270
925	4.500%, 7/01/23 (Alternative Minimum Tax)	1/21 at 100.00	AA+	973,775
4,560	Total Housing/Single Family			4,838,609
	Long-Term Care–1.7%
1,000	Blount County Health and Educational Facilities Board, Tennessee, Revenue Refunding Bonds, Asbury, Inc., Series 2016A, 5.000%, 1/01/37	1/25 at 102.00	N/R	1,015,480
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Blakeford at Green Hills, Refunding & Improvement Series 2012:
1,500	5.000%, 7/01/27	7/22 at 100.00	BBB	1,612,860
1,340	5.000%, 7/01/32	7/22 at 100.00	BBB	1,409,734
1,210	5.000%, 7/01/37	7/22 at 100.00	BBB	1,255,230
1,100	Shelby County Health, Educational and Housing Facility Board, Tennessee, Residential Care Facility Mortgage Revenue Bonds, The Village at Germantown, Series 2014, 5.250%, 12/01/44	12/24 at 100.00	N/R	1,098,306
NUVEEN      29

Nuveen Tennessee Municipal Bond Fund (continued)
Portfolio of Investments	February 28, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$ 1,500	Shelby County Health, Educational and Housing Facility Board, Tennessee, Residential Care Facility Mortgage Revenue Bonds, The Village at Germantown, Series 2012, 5.250%, 12/01/42	No Opt. Call	N/R	$ 1,519,185
7,650	Total Long-Term Care			7,910,795
	Tax Obligation/General–17.1%
2,920	Blount County, Tennessee, General Obligation Bonds, Refunding Series 2016B, 5.000%, 6/01/33	6/26 at 100.00	Aa2	3,401,742
	Chattanooga, Tennessee, General Obligation Bonds, Refunding Series 2017B:
1,055	5.000%, 3/01/24	No Opt. Call	AAA	1,268,036
2,670	5.000%, 3/01/25	No Opt. Call	AAA	3,245,412
2,240	5.000%, 3/01/26	No Opt. Call	AAA	2,753,498
	Franklin Special School District, Williamson County, Tennessee, General Obligation Bonds, Refunding & Improvement Series 2016:
1,000	5.000%, 6/01/25	No Opt. Call	Aa1	1,210,580
1,075	5.000%, 6/01/27	6/25 at 100.00	Aa1	1,279,239
1,445	5.000%, 6/01/28	6/25 at 100.00	Aa1	1,706,487
1,000	5.000%, 6/01/30	6/25 at 100.00	Aa1	1,169,200
1,260	Franklin Special School District, Williamson County, Tennessee, Limited Tax School Bonds, Series 1999, 0.000%, 6/01/20	No Opt. Call	Aa1	1,199,596
4,000	Memphis, Tennessee, General Obligation Bonds, Refunding General Improvement Series 2011, 5.000%, 5/01/36	5/21 at 100.00	AA	4,447,760
2,000	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Improvement Series 2015C, 5.000%, 7/01/26	7/25 at 100.00	AA	2,400,160
585	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Refunding & Improvement Series 2010A, 5.000%, 7/01/25	7/20 at 100.00	AA	651,889
	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Refunding Series 2012:
1,150	5.000%, 7/01/22	No Opt. Call	AA	1,347,811
6,385	5.000%, 7/01/23	7/22 at 100.00	AA	7,359,543
5,000	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Refunding Series 2016, 5.000%, 1/01/33	7/26 at 100.00	AA	5,840,300
2,500	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Tender Option Bond Trust 2015-XF0224, 16.354%, 7/01/27 (IF)	7/23 at 100.00	AA	4,164,800
600	Montgomery County, Tennessee, General Obligation Bonds, School & Public Improvement Series 2011, 5.000%, 4/01/21	No Opt. Call	AA+	687,018
	Putnam County, Tennessee, General Obligation Bonds, Refunding School Series 2001:
1,000	5.250%, 4/01/18 – FGIC Insured	No Opt. Call	Aa2	1,048,770
2,960	5.250%, 4/01/19 – FGIC Insured	No Opt. Call	Aa2	3,220,391
2,645	5.250%, 4/01/20 – FGIC Insured	No Opt. Call	Aa2	2,973,006
3,050	Sumner County, Tennessee, General Obligation Bonds, Refunding Series 2011, 5.000%, 6/01/23	6/21 at 100.00	AA+	3,474,316
5,000	Tennessee State, General Obligation Bonds, Refunding Series 2014B, 5.000%, 9/01/26	9/24 at 100.00	AAA	6,012,600
5,000	Tennessee State, General Obligation Bonds, Series 2011A, 5.000%, 10/01/21	No Opt. Call	AAA	5,808,550
30      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Tennessee State, General Obligation Bonds, Series 2014A:
$ 1,000	5.000%, 9/01/33	9/24 at 100.00	AAA	$1,165,710
675	5.000%, 9/01/34	9/24 at 100.00	AAA	783,851
	Tennessee State, General Obligation Bonds, Series 2015A:
1,535	5.000%, 8/01/34	8/25 at 100.00	AAA	1,791,867
1,250	5.000%, 8/01/35	8/25 at 100.00	AAA	1,454,075
2,955	Tennessee State, General Obligation Bonds, Series 2016A, 5.000%, 8/01/24	No Opt. Call	AAA	3,578,741
1,435	Williamson County, Tennessee, General Obligation Bonds, Rural School, Series 2004, 5.000%, 4/01/18	No Opt. Call	Aaa	1,500,766
1,730	Wilson County, Tennessee, General Obligation Bonds, Refunding Series 2012, 5.000%, 4/01/23	4/22 at 100.00	AA+	2,001,385
67,120	Total Tax Obligation/General			78,947,099
	Tax Obligation/Limited–9.4%
2,500	Bristol Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Pinnacle Project, Series 2016, 5.625%, 6/01/35	6/26 at 100.00	N/R	2,426,250
	Metropolitan Government Nashville & Davidson County Convention Center Authority, Tennessee, Tourism Tax Revenue, Bonds, Series 2010A-1:
1,425	5.000%, 7/01/21 – AGM Insured	No Opt. Call	AA	1,583,488
1,000	5.000%, 7/01/22	7/20 at 100.00	A1	1,102,630
1,035	5.000%, 7/01/26	7/20 at 100.00	A1	1,121,930
4,250	Pigeon Forge Industrial Development Board, Tennessee, Revenue Bonds, Public Facility, Series 2011, 5.000%, 6/01/34	6/21 at 100.00	AA	4,610,230
	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Refunding Series 2015B:
1,500	5.000%, 11/01/35	No Opt. Call	AA+	1,731,300
1,295	5.000%, 11/01/40	11/25 at 100.00	AA+	1,482,969
	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Refunding Series 2015B:
4,160	5.000%, 11/01/33 (UB) (4)	11/25 at 100.00	AA+	4,839,494
6,225	5.000%, 11/01/34 (UB) (4)	11/25 at 100.00	AA+	7,210,729
5,000	5.000%, 11/01/40 (UB) (4)	11/25 at 100.00	AA+	5,725,750
10,000	5.000%, 11/01/45 (UB) (4)	11/25 at 100.00	AA+	11,378,100
38,390	Total Tax Obligation/Limited			43,212,870
	Transportation–3.3%
	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2010B:
3,250	5.625%, 7/01/20 (Alternative Minimum Tax)	No Opt. Call	A	3,664,863
420	5.750%, 7/01/23 (Alternative Minimum Tax)	7/20 at 100.00	A	465,200
2,265	5.750%, 7/01/24 (Alternative Minimum Tax)	7/20 at 100.00	A	2,493,765
5,750	Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue Bonds, Improvement Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	A+	6,426,372
NUVEEN      31

Nuveen Tennessee Municipal Bond Fund (continued)
Portfolio of Investments	February 28, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$ 1,965	Metropolitan Nashville Airport Authority, Tennessee, Special Facility Revenue Bonds, Aero Nashville LLC Project, Refunding Series 2010, 5.200%, 7/01/26	7/20 at 100.00	Baa3	$ 2,056,628
13,650	Total Transportation			15,106,828
	U.S. Guaranteed–19.0% (5)
4,000	Blount County, Tennessee, General Obligation Bonds, Refunding Series 2011, 5.000%, 6/01/23 (Pre-refunded 6/01/21)	6/21 at 100.00	Aa2 (5)	4,602,120
5,000	Chattanooga, Tennessee, Electric System Enterprise Revenue Bonds, Series 2008A, 5.000%, 9/01/33 (Pre-refunded 3/01/18)	3/18 at 100.00	AA+ (5)	5,210,500
	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2004:
480	5.000%, 10/01/18 – AGM Insured (ETM)	No Opt. Call	AA (5)	511,066
240	5.000%, 10/01/22 (Pre-refunded 10/01/19) – AGM Insured	10/19 at 100.00	AA (5)	263,750
250	Franklin Special School District, Williamson County, Tennessee, General Obligation Bonds, Series 2009A, 5.000%, 6/01/33 (Pre-refunded 6/01/19)	6/19 at 100.00	Aa1 (5)	272,233
5,000	Gallatin, Tennessee, Water and Sewer Revenue Bonds, Series 2008, 5.000%, 1/01/33 (Pre-refunded 1/01/18) – AGC Insured	1/18 at 100.00	Aa3 (5)	5,177,050
5,380	Hendersonville Utility District, Tennessee, Waterworks and Sewer Revenue Bonds, Series 2008, 5.250%, 2/01/38 (Pre-refunded 2/01/18) – AGM Insured	2/18 at 100.00	Aa3 (5)	5,600,634
2,190	Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County General Hospital Project, Refunding & Improvement Series 2008, 5.750%, 4/01/41 (Pre-refunded 4/01/18)	4/18 at 100.00	N/R (5)	2,307,340
555	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25 (Pre-refunded 7/01/23) – NPFG Insured	7/23 at 100.00	AA- (5)	557,203
	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C:
2,735	5.125%, 7/01/25 – NPFG Insured (ETM)	5/17 at 100.00	AA- (5)	2,745,858
9,570	5.250%, 7/01/28 – NPFG Insured (ETM)	5/17 at 100.00	AA- (5)	10,011,464
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2007:
635	5.250%, 4/01/27 (Pre-refunded 4/01/17)	4/17 at 100.00	N/R (5)	637,705
1,420	5.250%, 4/01/27 (Pre-refunded 4/01/17)	4/17 at 100.00	BBB+ (5)	1,426,049
1,235	5.250%, 4/01/36 (Pre-refunded 4/01/17)	4/17 at 100.00	N/R (5)	1,240,261
2,765	5.250%, 4/01/36 (Pre-refunded 4/01/17)	4/17 at 100.00	BBB+ (5)	2,776,779
3,000	Knox-Chapman Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2011, 5.250%, 1/01/36 (Pre-refunded 1/01/21)	1/21 at 100.00	AA- (5)	3,441,390
705	Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2007, 5.000%, 4/01/41 (Pre-refunded 4/01/17) – AGM Insured	4/17 at 100.00	AA+ (5)	707,855
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University, Series 2009A:
2,355	5.000%, 10/01/39 (Pre-refunded 10/01/19) (UB)	10/19 at 100.00	N/R (5)	2,590,594
8,645	5.000%, 10/01/39 (Pre-refunded 10/01/19) (UB)	10/19 at 100.00	AA (5)	9,509,846
18,670	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Subordinate Lien Revenue Bonds, Volunteer Healthcare Systems Inc., Series 1988, 0.000%, 6/01/21 (ETM)	No Opt. Call	Aaa (5)	17,394,652
32      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$ 2,000	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Series 2008A, 5.000%, 5/15/33 (Pre-refunded 5/15/18)	5/18 at 100.00	AA+ (5)	$2,100,880
715	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Refunding & Improvement Series 2010A, 5.000%, 7/01/25 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R (5)	804,225
1,495	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Refunding Series 2012, 5.000%, 7/01/23 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (5)	1,760,946
2,500	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Methodist Healthcare, Series 2004, 5.250%, 9/01/27 (Pre-refunded 3/01/18) – AGM Insured	3/18 at 100.00	AA (5)	2,609,950
1,350	South Blount County Utility District, Tennessee, Waterworks Revenue Bonds, Improvement & Refunding Series 2009, 5.250%, 12/01/39 (Pre-refunded 12/01/19) – AGM Insured	12/19 at 100.00	AA (5)	1,501,051
545	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Series 2009A, 5.000%, 5/01/39 (Pre-refunded 5/01/19)	5/19 at 100.00	AA+ (5)	591,745
1,000	Tennessee State, General Obligation Bonds, Series 2011A, 5.000%, 10/01/30 (Pre-refunded 10/01/21)	10/21 at 100.00	AAA	1,160,260
84,435	Total U.S. Guaranteed			87,513,406
	Utilities–16.0%
	Chattanooga, Tennessee, Electric System Enterprise Revenue Bonds, Series 2015A:
500	5.000%, 9/01/31	9/25 at 100.00	AA+	586,485
1,750	5.000%, 9/01/32	9/25 at 100.00	AA+	2,041,113
	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006:
1,000	5.000%, 12/15/17 – SYNCORA GTY Insured	No Opt. Call	A	1,030,770
3,250	5.000%, 12/15/19 – SYNCORA GTY Insured	No Opt. Call	A	3,507,400
2,725	5.000%, 12/15/20 – SYNCORA GTY Insured	No Opt. Call	A	2,995,156
8,775	5.000%, 12/15/21 – SYNCORA GTY Insured	No Opt. Call	A	9,773,244
	Clarksville, Tennessee, Electric System Revenue Bonds, Refunding Series 2015:
665	5.000%, 9/01/27	9/24 at 100.00	Aa2	778,163
2,000	5.000%, 9/01/30	9/24 at 100.00	Aa2	2,303,400
2,000	5.000%, 9/01/31	9/24 at 100.00	Aa2	2,296,080
	Clarksville, Tennessee, Electric System Revenue Bonds, Series 2010A:
1,160	5.000%, 9/01/34	9/20 at 100.00	Aa2	1,274,573
2,500	5.000%, 9/01/35	9/20 at 100.00	Aa2	2,746,925
670	Jackson Energy Authority, Tennessee, Gas System Revenue Bonds, Refunding & Improvement Series 2015, 5.000%, 6/01/28	6/25 at 100.00	Aa2	787,203
2,050	Knoxville, Tennessee, Electric System Revenue Bonds, Refunding Series 2015EE, 5.000%, 7/01/22	No Opt. Call	AA+	2,402,621
1,510	Memphis, Tennessee, Electric System Revenue Bonds, Series 2016, 5.000%, 12/01/27	12/26 at 100.00	AA+	1,828,474
	Memphis, Tennessee, Gas System Revenue Bonds, Series 2016:
1,900	5.000%, 12/01/27	12/26 at 100.00	Aa1	2,298,905
2,295	5.000%, 12/01/30	12/26 at 100.00	Aa1	2,727,745
NUVEEN      33

Nuveen Tennessee Municipal Bond Fund (continued)
Portfolio of Investments	February 28, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$ 1,450	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Refunding Series 2015A, 5.000%, 5/15/27	5/25 at 100.00	AA+	$1,716,191
11,250	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/15/36	5/21 at 100.00	AA+	12,518,775
	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A:
1,395	5.250%, 9/01/21	No Opt. Call	A	1,566,459
1,755	5.250%, 9/01/22	No Opt. Call	A	2,010,668
3,130	5.250%, 9/01/24	No Opt. Call	A	3,611,676
2,520	5.250%, 9/01/26	No Opt. Call	A	2,954,171
2,100	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	2,400,909
	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C:
450	5.000%, 2/01/19	No Opt. Call	A	479,417
100	5.000%, 2/01/21	No Opt. Call	A	109,839
250	5.000%, 2/01/22	No Opt. Call	A	280,020
600	5.000%, 2/01/23	No Opt. Call	A	674,034
100	5.000%, 2/01/24	No Opt. Call	A	112,820
5,090	5.000%, 2/01/27	No Opt. Call	A	5,859,048
64,940	Total Utilities			73,672,284
	Water and Sewer–15.0%
1,000	Clarksville, Tennessee, Water, Sewer and Gas Revenue Bonds, Refunding Series 2016, 5.000%, 2/01/33	2/26 at 100.00	Aa2	1,156,410
	DeKalb Utility District, DeKalb County, Tennessee, Waterworks Revenue Bonds, Refunding Series 2017:
180	3.000%, 4/01/22 (WI/DD, Settling 3/01/17)	No Opt. Call	N/R	189,083
190	3.000%, 4/01/24 (WI/DD, Settling 3/01/17)	No Opt. Call	N/R	198,299
305	3.000%, 4/01/27 (WI/DD, Settling 3/01/17)	4/26 at 100.00	N/R	312,143
455	3.000%, 4/01/31 (WI/DD, Settling 3/01/17)	4/26 at 100.00	N/R	452,197
510	3.250%, 4/01/35 (WI/DD, Settling 3/01/17)	4/26 at 100.00	N/R	507,226
435	3.375%, 4/01/38 (WI/DD, Settling 3/01/17)	4/26 at 100.00	N/R	434,665
510	3.500%, 4/01/42 (WI/DD, Settling 3/01/17)	4/26 at 100.00	N/R	510,780
	First Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2012A:
2,000	5.000%, 12/01/29	12/22 at 100.00	AA+	2,281,100
2,375	5.000%, 12/01/32	12/22 at 100.00	AA+	2,703,320
	Gallatin, Tennessee, Water and Sewer Revenue Bonds, Refunding & Improvement Series 2015:
1,655	5.000%, 1/01/31	1/25 at 100.00	AA	1,909,688
1,270	5.000%, 1/01/38	1/25 at 100.00	AA	1,432,077
2,525	Hallsdale-Powell Utility District, Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 4/01/36 – FGIC Insured	4/17 at 100.00	AA	2,533,307
6,000	Harpeth Valley Utilities District of Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Series 2014, 5.000%, 9/01/44	9/24 at 100.00	AA	6,737,040
34      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$ 1,500	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/25	No Opt. Call	AA	$1,802,355
	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Refunding Series 2016:
2,870	5.000%, 9/01/34	9/25 at 100.00	AA	3,291,259
4,785	5.000%, 9/01/42	9/25 at 100.00	AA	5,422,075
1,315	Knox-Chapman Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Refunding and Improvement Series 2015, 5.000%, 1/01/31	1/25 at 100.00	AA-	1,517,365
	Knox-Chapman Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Refunding and Improvement Series 2017:
1,475	4.000%, 1/01/32	1/26 at 100.00	AA-	1,567,542
1,000	4.000%, 1/01/35	1/26 at 100.00	AA-	1,049,350
1,525	Knoxville, Tennessee, Water System Revenue Bonds, Series 2013Z, 5.000%, 3/01/44	3/21 at 100.00	AAA	1,688,297
	Loudon, Tennessee, Water and Sewer Revenue Refunding Bonds, Series 2012A:
2,235	4.000%, 3/01/22 (Alternative Minimum Tax)	No Opt. Call	A+	2,411,990
1,000	4.000%, 3/01/28 (Alternative Minimum Tax)	3/22 at 100.00	A+	1,037,220
2,000	5.000%, 3/01/32 (Alternative Minimum Tax)	3/22 at 100.00	A+	2,144,320
	Portland, Tennessee, Water and Sewer System Revenue Bonds, Refunding & Improvement Series 2016:
1,100	4.000%, 4/01/31	4/26 at 100.00	A-	1,162,689
1,675	4.000%, 4/01/37	4/26 at 100.00	A-	1,734,412
	Savannah Valley Utility District, Hamilton County, Tennessee, Waterworks Revenue Refunding Bonds, Series 2012-A:
535	5.000%, 6/01/19	No Opt. Call	AA	581,695
525	5.000%, 6/01/20	No Opt. Call	AA	587,685
585	5.000%, 6/01/21	No Opt. Call	AA	671,229
515	5.000%, 6/01/22	No Opt. Call	AA	600,866
	Shady Grove Utility District, Jefferson and Sevier Counties, Tennessee, Waterworks Revenue Bonds, Refunding Series 2016:
265	2.000%, 9/01/24	No Opt. Call	AA-	261,287
200	2.500%, 9/01/26	No Opt. Call	AA-	200,786
2,890	South Blount County Utility District, Tennessee, Waterworks Revenue Bonds, Improvement & Refunding Series 2009, 5.250%, 12/01/39 – AGM Insured	12/19 at 100.00	AA	3,114,091
	Watauga River Regional Water Authority, Tennessee, Waterworks Revenue Bonds, Series 2012:
500	5.000%, 7/01/34	7/22 at 100.00	A	525,525
4,385	5.000%, 7/01/42	7/22 at 100.00	A	4,611,003
500	West Knox Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Refunding & Improvement Series 2016, 5.000%, 6/01/41	6/24 at 100.00	AA+	560,610
4,995	West Wilson Utility District, Wilson County, Tennessee, Water Revenue Bonds, Refunding & Improvement Series 2015, 5.000%, 6/01/45	6/25 at 100.00	AA-	5,608,036
NUVEEN      35

Nuveen Tennessee Municipal Bond Fund (continued)
Portfolio of Investments	February 28, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	White House Utility District, Robertson and Sumner Counties, Tennessee, Water and Sewer Revenue Bonds, Refunding Series 2016:
$ 1,425	4.000%, 1/01/28	1/26 at 100.00	AA+	$1,568,626
1,485	4.000%, 1/01/29	1/26 at 100.00	AA+	1,621,234
1,050	4.000%, 1/01/30	1/26 at 100.00	AA+	1,135,218
1,320	4.000%, 1/01/31	1/26 at 100.00	AA+	1,420,742
63,065	Total Water and Sewer			69,254,842
$ 440,355	Total Long-Term Investments (cost $465,842,220)			484,935,275

Floating Rate Obligations–(5.9)%	(27,290,000)
Other Assets Less Liabilities–0.6%	3,081,766
Net Assets–100%	$460,727,041
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1–Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2–Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$484,935,275	$ —	$484,935,275
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of February 28, 2017, the cost of investments was $437,448,995.
Gross unrealized appreciation and gross unrealized depreciation of investments as of February 28, 2017, were as follows:
36      NUVEEN

Gross unrealized:
Appreciation	$23,667,929
Depreciation	(3,471,763)
Net unrealized appreciation (depreciation) of investments	$20,196,166
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
NUVEEN      37

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust III

By (Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Secretary

Date: April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: April 28, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: April 28, 2017